EMPLOYEE EQUITY INCENTIVE PLAN	12 Months Ended
Dec. 31, 2014
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
EMPLOYEE EQUITY INCENTIVE PLAN
21.	EMPLOYEE EQUITY INCENTIVE PLAN

The Company's 2002 employee equity incentive plan ("2002 Plan") allows the Company to offer a variety of incentive awards to employees, consultants or external service advisors of the Company. Options to purchase 105,000,000 ordinary shares are authorized under the 2002 Plan. In 2005, the shareholders authorized additional 32,000,000 options under the 2002 Plan. The Company's 2006 Equity Incentive Plan ("2006 Plan") allows the Company to offer a variety of incentive awards to employees, consultants or advisors of the Company. 40,000,000 nonvested ordinary shares are authorized under the 2006 Plan. In 2008, the shareholders authorized additional 140,000,000 nonvested ordinary shares under the 2006 Plan. The Company's 2013 Equity Incentive Plan ("2013 Plan") allows the Company to offer a variety of incentive awards to officers, other employees, prospective employees, directors, consultants and advisors of the Company. The total number of ordinary shares that may be transferred pursuant to the incentive awards granted under the 2013 Plan shall not exceed 80,000,000 ordinary shares. The majority of the options and nonvested shares will vest over four years where 25% of the options and nonvested shares will vest at the end of the first year, 6.25% will vest quarterly in the second year through the fourth year. The stock options expire 10 years from the date of grant.

As of December 31, 2014, 5,417,940 options, 2,682,500 nonvested shares and incentive awards that may be transferred to 74,320,000 ordinary shares were available for future grants under the 2002 Plan, the 2006 Plan and the 2013 Plan, respectively.

The Company recognizes the compensation costs net of estimated forfeitures on a straight-line basis over the requisite service period of the award, which is generally the vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Stock options

A summary of the stock option activities is as follows:

	Outstanding options
		Weighted	Weighted average
	Number of	average	grant-date
	options	exercise price	fair value

Options outstanding at January 1, 2012	50,685,617	$0.10	$0.07
Forfeited	(2,921,040)	$0.11	$0.08
Exercised	(4,710,120)	$0.06	$0.03

Options outstanding at December 31, 2012	43,054,457	$0.10	$0.08
Granted	13,320,000	$0.21	$0.06
Forfeited	(1,515,040)	$0.12	$0.08
Exercised	(8,602,960)	$0.10	$0.06

Options outstanding at December 31, 2013	46,256,457	$0.10	$0.12
Granted	9,520,000	$0.22	$0.06
Forfeited	(8,832,517)	$0.22	$0.06
Exercised	(4,052,480)	$0.11	$0.09

Options outstanding at December 31, 2014	42,891,460	$0.14	$0.12

There were no options granted during the year ended December 31, 2012.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions for each applicable period.

Option grants	2012	2013	2014

Weighted average risk-free interest rate	N/A	0.60%	0.81%
Weighted average expected option life	N/A	2.75 years	2.75 years
Weighted average volatility rate	N/A	54.36%	52.94%
Weighted average dividend yield	-	-	-

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options.

(2)	Expected life

The expected life was estimated based on historical and other economic data trended into the future.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of KongZhong over a period comparable to the expected life of the options.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected life of the options.

(5)	Exercise price

The exercise price of the options was determined by the Board of Directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the ADSs of KongZhong as of the grant date was used to determine the fair value of the ordinary shares on that date.

The weighted average per share fair value of options granted in each year was as follows:

	For the years ended December 31,
	2012	2013	2014

Stock options	N/A	$0.26	$0.22

The total intrinsic value of options exercised during the years ended December 31, 2012, 2013 and 2014 was $212,849, $31,708 and $111,476 respectively.

The following table summarizes information with respect to stock options outstanding at December 31, 2014:

	Options outstanding				Options exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average	Aggregate		average	average	Aggregate
	Number	exercise	remaining	intrinsic	Number	exercise	remaining	intrinsic
	outstanding	price	contractual life	value	exercisable	price	contractual life	value
Average exercise price
$0.07	7,420,857			482,356	7,420,857			482,356
$0.09	1,600,000			76,800	1,600,000			76,800
$0.10	10,245,560			412,384	7,295,560			293,646
$0.12	2,000,000			31,500	1,500,000			23,625
$0.13	3,832,520			36,775	3,832,520			36,775
$0.14	400,000			-	-			-
$0.15	2,352,523			-	2,352,523			-
$0.19	9,920,000			-	2,480,000			-
$0.22	5,120,000			-	-			-

Total	42,891,460	$ 0.14	6.72 years	1,039,815	26,481,460	$ 0.11	5.54 years	913,202

The number of the options expected to vest was 16,410,000 with a weighted-average exercise price of $0.18 and the weighted-average remaining contractual term of 8.84 years. The aggregate intrinsic value of the option expected to vest was $126,613 as of December 31, 2014.

Nonvested shares

A summary of the nonvested share activities is as follows:

	Number of	Weight average
	nonvested	grant-date
	shares outstanding	fair value

Nonvested shares outstanding at January 1, 2012	56,475,000	$0.12
Vested	(33,920,000)	$0.12

Nonvested shares outstanding at December 31, 2012	22,555,000	$0.13
Vested	(12,885,000)	$0.15

Nonvested shares outstanding at December 31, 2013	9,670,000	$0.11
Granted	3,680,000	$0.22
Forfeited	(825,000)	$0.11
Vested	(5,525,000)	$0.12

Nonvested shares outstanding at December 31, 2014	7,000,000	$0.16

There were no nonvested shares granted or forfeited during the years ended December 31, 2012 and 2013.

The total intrinsic value of shares vested in the year of 2012, 2013 and 2014 was $4,647,040, $2,325,743 and $747,256, respectively.

The following table summarizes information with respect to nonvested shares outstanding at December 31, 2014:

	Nonvested
	share outstanding
		Aggregate
	Number	intrinsic
	outstanding	value
Grant date
October 3, 2011	3,400,000	459,850
May 21, 2014	3,600,000	486,900

Total	7,000,000	946,750

The Company recorded share-based compensation expenses of $4,464,497, $1,573,729 and $1,547,780 for the years ended December 31, 2012, 2013 and 2014, respectively. The amount of stock-based compensation currently estimated to be expensed from 2015 through 2018 related to unvested share-based payment awards at December 31, 2014 is $1,598,581. This amount will be recognized as presented in the following table.

Year

2015	740,732
2016	401,700
2017	371,449
2018	84,700

Total	1,598,581

That cost is expected to be recognized over a weighted average period of 2.66 years. To the extent the actual forfeiture rate is different from the Company's original estimate, share-based compensation related to these awards may require to be adjusted.